T. ROWE PRICE Extended Equity Market Index Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.5%
COMMUNICATION SERVICES  4.1%
Diversified Telecommunication Services  0.6%
AST SpaceMobile (1)(2) 22,518 589
Cogent Communications Holdings  6,476 492
Frontier Communications Parent (2) 27,752 986
GCI Liberty, Class A, EC (2)(3) 21,362 —
Globalstar (2) 138,400 171
IDT, Class B  8,242 314
Iridium Communications  22,409 682
Liberty Global, Class A (2) 24,245 512
Liberty Global, Class C (2) 26,180 566
Liberty Latin America, Class C (1)(2) 15,146 144
Lumen Technologies (2) 141,961 1,008
Shenandoah Telecommunications  16,721 236
5,700
Entertainment  1.2%
AMC Entertainment Holdings, Class A (2) 15,532 71
Cinemark Holdings (2) 9,440 263
Endeavor Group Holdings, Class A (1) 21,715 620
Kartoon Studios (1)(2) 31,610 27
Liberty Media Corp-Liberty Formula One, Class A (2) 6,187 442
Liberty Media Corp-Liberty Formula One, Class C (2) 31,160 2,413
Liberty Media Corp-Liberty Live, Class A (2) 2,414 119
Liberty Media Corp-Liberty Live, Class C (2) 6,646 341
Lions Gate Entertainment, Class B (2) 17,763 123
Madison Square Garden Entertainment (2) 6,783 288
Madison Square Garden Sports (2) 2,513 523
Playtika Holding  20,600 163
ROBLOX, Class A (2) 68,686 3,040
Roku (2) 15,708 1,173
Skillz (1)(2) 19,852 112
Sphere Entertainment (1)(2) 7,618 337
TKO Group Holdings (2) 7,574 937
Warner Music Group, Class A (1) 23,501 736
11,728
Interactive Media & Services  0.8%
Angi (2) 34,000 88
Bumble, Class A (1)(2) 18,992 121
Cargurus (2) 14,001 421
Cars.com (2) 9,920 166

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
fuboTV (2) 53,700 76
IAC (2) 6,234 336
MediaAlpha, Class A (2) 7,794 141
Pinterest, Class A (2) 86,226 2,791
Reddit, Class A (2) 11,862 782
Rumble (1)(2) 13,700 74
Shutterstock  2,800 99
Snap, Class A (2) 144,220 1,543
TripAdvisor (2) 12,900 187
TrueCar (2) 55,425 191
Trump Media & Technology Group (1)(2) 4,535 73
Vimeo (2) 40,596 205
Yelp (2) 7,192 252
Ziff Davis (2) 4,444 216
ZoomInfo Technologies (2) 37,233 384
8,146
Media  1.4%
Cable One  535 187
Cardlytics (1)(2) 15,834 51
Clear Channel Outdoor Holdings (1)(2) 123,500 198
EchoStar, Class A (2) 22,927 569
EW Scripps, Class A (2) 39,945 90
Gray Television  21,200 114
iHeartMedia, Class A (1)(2) 42,400 78
John Wiley & Sons, Class A  7,356 355
Liberty Broadband, Class A (2) 2,793 214
Liberty Broadband, Class C (2) 14,761 1,141
Magnite (2) 17,700 245
New York Times, Class A  22,319 1,242
Nexstar Media Group  5,169 855
PubMatic, Class A (2) 10,300 153
Sinclair (1) 11,410 174
Sirius XM Holdings  34,376 813
TechTarget (2) 4,200 103
TEGNA  33,090 522
Thryv Holdings (2) 11,122 192
Trade Desk, Class A (2) 61,259 6,717
14,013
Wireless Telecommunication Services  0.1%
Gogo (2) 18,063 130
Telephone & Data Systems  18,070 420

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
United States Cellular (2) 3,857 211
761
Total Communication Services 40,348
CONSUMER DISCRETIONARY  12.1%
Automobile Components  0.8%
Adient (2) 14,100 318
Autoliv  11,062 1,033
Dana  21,572 228
Dorman Products (2) 3,907 442
Fox Factory Holding (2) 6,800 282
Gentex  28,146 836
Gentherm (2) 6,000 279
Goodyear Tire & Rubber (2) 39,435 349
LCI Industries  4,295 518
Lear  6,976 761
Mobileye Global, Class A (1)(2) 9,004 123
Modine Manufacturing (2) 6,576 873
Motorcar Parts of America (2) 14,500 107
Patrick Industries  4,264 607
Phinia  6,482 298
QuantumScape (2) 46,862 270
Standard Motor Products  5,388 179
Stoneridge (2) 9,536 107
Superior Industries International (2) 15,200 46
Visteon (2) 4,292 409
XPEL (2) 2,900 126
8,191
Automobiles  0.3%
Harley-Davidson  17,135 660
Lucid Group (1)(2) 133,058 470
Rivian Automotive, Class A (1)(2) 99,312 1,114
Thor Industries (1) 7,514 826
Winnebago Industries  3,781 220
3,290
Broadline Retail  0.3%
Dillard's, Class A (1) 400 154
Etsy (2) 11,420 634
Kohl's (1) 22,042 465
Macy's  39,158 614
Nordstrom  13,832 311
Ollie's Bargain Outlet Holdings (2) 8,767 852
3,030

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Distributors  0.0%
A-Mark Precious Metals (1) 4,771 211
211
Diversified Consumer Services  1.0%
ADT  29,184 211
Adtalem Global Education (2) 6,276 474
Bright Horizons Family Solutions (2) 9,521 1,334
Carriage Services  6,600 217
Chegg (2) 16,300 29
Clear Secure, Class A  14,457 479
Coursera (2) 15,400 122
Duolingo (2) 5,876 1,657
Frontdoor (2) 10,887 523
Graham Holdings, Class B  340 279
Grand Canyon Education (2) 4,893 694
H&R Block  20,045 1,274
Laureate Education  23,158 385
Service Corp. International  22,831 1,802
Strategic Education  4,020 372
Stride (2) 5,978 510
10,362
Hotels, Restaurants & Leisure  3.7%
Aramark  39,832 1,543
Bally's (2) 11,600 200
BJ's Restaurants (2) 4,933 161
Bloomin' Brands  17,943 297
Boyd Gaming  11,415 738
Brinker International (2) 3,433 263
Canterbury Park Holding (1) 6,213 120
Cava Group (2) 12,657 1,568
Cheesecake Factory  5,840 237
Choice Hotels International (1) 4,290 559
Churchill Downs  9,598 1,298
Chuy's Holdings (2) 2,420 90
Cracker Barrel Old Country Store (1) 1,900 86
Dave & Buster's Entertainment (1)(2) 6,800 231
Denny's (2) 16,465 106
Dine Brands Global  5,000 156
DoorDash, Class A (2) 45,698 6,522
DraftKings, Class A (2) 68,952 2,703
Dutch Bros, Class A (2) 8,559 274
Everi Holdings (2) 20,600 271

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Flutter Entertainment (2) 23,280 5,524
Hilton Grand Vacations (2) 12,563 456
Hyatt Hotels, Class A (1) 5,790 881
Jack in the Box (1) 4,600 214
Life Time Group Holdings (2) 15,302 374
Light & Wonder (2) 12,586 1,142
Marriott Vacations Worldwide  4,752 349
Papa John's International  2,845 153
Penn Entertainment (2) 22,081 416
Planet Fitness, Class A (2) 13,272 1,078
Red Robin Gourmet Burgers (1)(2) 7,700 34
Red Rock Resorts, Class A  9,066 494
Sabre (2) 48,300 177
Shake Shack, Class A (2) 4,185 432
Six Flags Entertainment  9,051 365
Sweetgreen, Class A (1)(2) 13,052 463
Texas Roadhouse  8,710 1,538
Travel + Leisure  12,829 591
United Parks & Resorts (2) 4,767 241
Vail Resorts  4,374 762
Wendy's  31,039 544
Wingstop  4,736 1,971
Wyndham Hotels & Resorts  11,840 925
36,547
Household Durables  1.6%
Cavco Industries (2) 1,213 519
Century Communities  1,765 182
Champion Homes (2) 7,259 688
Cricut, Class A  13,400 93
Flexsteel Industries  2,994 133
GoPro, Class A (2) 38,800 53
Green Brick Partners (2) 4,593 384
Helen of Troy (2) 3,300 204
Hovnanian Enterprises, Class A (2) 1,384 283
Installed Building Products (1) 3,887 957
iRobot (1)(2) 14,700 128
KB Home  11,856 1,016
La-Z-Boy  9,913 426
Leggett & Platt  11,147 152
LGI Homes (2) 3,930 466
Lovesac (1)(2) 5,600 160
M/I Homes (2) 3,260 559
Meritage Homes  4,250 872

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Newell Brands  46,505 357
Sonos (2) 21,901 269
Taylor Morrison Home (2) 11,488 807
Tempur Sealy International  22,678 1,238
Toll Brothers  13,966 2,158
TopBuild (2) 4,344 1,767
Tri Pointe Homes (2) 16,119 730
Universal Electronics (2) 9,900 91
Whirlpool  5,630 602
Worthington Enterprises  4,479 186
15,480
Leisure Products  0.4%
Acushnet Holdings (1) 5,075 324
Brunswick  9,963 835
Funko, Class A (2) 10,100 123
Malibu Boats, Class A (2) 4,300 167
Marine Products  11,600 112
Mattel (2) 48,131 917
Peloton Interactive, Class A (2) 58,131 272
Polaris  8,209 683
Topgolf Callaway Brands (2) 17,500 192
Vista Outdoor (2) 2,004 79
YETI Holdings (2) 13,451 552
4,256
Specialty Retail  3.1%
1-800-Flowers.com, Class A (1)(2) 13,368 106
Aaron's  14,168 141
Abercrombie & Fitch, Class A (2) 6,976 976
Academy Sports & Outdoors (1) 10,803 630
Advance Auto Parts  12,836 500
American Eagle Outfitters  18,577 416
Asbury Automotive Group (2) 2,421 578
AutoNation (2) 3,194 571
Bath & Body Works  30,396 970
Boot Barn Holdings (2) 5,282 884
Burlington Stores (2) 9,673 2,549
Caleres  6,430 212
Carvana (2) 16,509 2,874
Chewy, Class A (2) 15,982 468
Dick's Sporting Goods  7,972 1,664
Five Below (2) 8,524 753
Floor & Decor Holdings, Class A (2) 16,471 2,045
Foot Locker  12,756 330

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GameStop, Class A (2) 48,426 1,110
Gap  31,100 686
Genesco (2) 5,100 139
Group 1 Automotive  2,103 805
Guess? (1) 8,920 180
Lithia Motors  3,192 1,014
Monro  7,100 205
Murphy USA  2,631 1,297
National Vision Holdings (2) 9,922 108
ODP (2) 6,512 194
Penske Automotive Group  2,704 439
PetMed Express (1) 30,900 114
RealReal (1)(2) 35,000 110
Revolve Group (1)(2) 8,700 216
RH (2) 2,594 867
Sally Beauty Holdings (2) 15,300 208
Signet Jewelers (1) 6,243 644
Sleep Number (2) 5,500 101
Sonic Automotive, Class A  5,003 293
Stitch Fix, Class A (2) 33,100 93
Upbound Group  7,450 238
Urban Outfitters (2) 5,500 211
Valvoline (2) 20,044 839
Victoria's Secret (2) 9,624 247
Vroom (1)(2) 1,071 10
Wayfair, Class A (1)(2) 12,355 694
Williams-Sonoma  16,622 2,575
30,304
Textiles, Apparel & Luxury Goods  0.9%
Capri Holdings (2) 14,840 630
Carter's  5,889 382
Columbia Sportswear (1) 3,462 288
Crocs (2) 8,172 1,183
Figs, Class A (2) 19,600 134
G-III Apparel Group (2) 9,000 275
Hanesbrands (2) 12,806 94
Kontoor Brands  8,269 676
Levi Strauss, Class A  4,202 91
Movado Group  6,705 125
Oxford Industries  2,200 191
PVH  7,179 724
Skechers USA, Class A (2) 18,800 1,258
Steven Madden  9,656 473

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Superior Group  12,443 193
Under Armour, Class A (2) 18,600 166
Under Armour, Class C (2) 20,100 168
Vera Bradley (1)(2) 24,500 134
VF  54,329 1,084
Wolverine World Wide  15,200 265
8,534
Total Consumer Discretionary 120,205
CONSUMER STAPLES  2.9%
Beverages  0.2%
Boston Beer, Class A (2) 1,500 434
Celsius Holdings (2) 22,632 710
Coca-Cola Consolidated  698 919
National Beverage  3,696 173
Willamette Valley Vineyards (1)(2) 10,850 38
2,274
Consumer Staples Distribution & Retail  1.2%
Albertsons, Class A  42,701 789
Andersons  7,287 365
BJ's Wholesale Club Holdings (2) 19,029 1,569
Casey's General Stores  5,072 1,906
Chefs' Warehouse (2) 6,300 265
Grocery Outlet Holding (2) 12,632 222
Ingles Markets, Class A  3,900 291
Maplebear (2) 22,502 917
Performance Food Group (2) 20,452 1,603
PriceSmart  3,450 317
SpartanNash  10,226 229
Sprouts Farmers Market (2) 14,621 1,614
U.S. Foods Holding (2) 30,344 1,866
United Natural Foods (2) 9,300 156
12,109
Food Products  0.8%
B&G Foods (1) 15,400 137
Calavo Growers  7,863 224
Cal-Maine Foods  5,543 415
Darling Ingredients (2) 26,603 989
Flowers Foods  33,083 763
Fresh Del Monte Produce  8,200 242
Freshpet (2) 5,830 797
Hain Celestial Group (2) 17,000 147
Ingredion  8,072 1,109

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
J & J Snack Foods  2,740 472
John B. Sanfilippo & Son  2,942 277
Lancaster Colony  2,417 427
Post Holdings (2) 4,799 556
Simply Good Foods (2) 14,785 514
TreeHouse Foods (2) 7,943 333
Utz Brands  15,300 271
Vital Farms (1)(2) 2,500 88
7,761
Household Products  0.2%
Central Garden & Pet (2) 3,185 116
Central Garden & Pet, Class A (2) 10,652 334
Energizer Holdings  9,250 294
Spectrum Brands Holdings  4,693 446
WD-40  2,193 566
1,756
Personal Care Products  0.4%
Beauty Health (1)(2) 40,938 59
BellRing Brands (2) 18,442 1,120
Coty, Class A (2) 40,776 383
Edgewell Personal Care  8,050 292
elf Beauty (2) 8,399 916
Herbalife (2) 15,900 114
Inter Parfums  3,289 426
Lifevantage (1) 20,700 250
Medifast  4,946 95
Nu Skin Enterprises, Class A  15,316 113
USANA Health Sciences (2) 2,600 98
3,866
Tobacco  0.1%
22nd Century Group (2) 399 —
Universal  3,808 202
Vector Group  22,482 336
538
Total Consumer Staples 28,304
ENERGY  4.1%
Energy Equipment & Services  1.1%
Archrock  21,788 441
Atlas Energy Solutions (1) 14,926 325
Cactus, Class A  9,375 559
ChampionX  26,005 784

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DMC Global (2) 8,000 104
Expro Group Holdings (2) 21,433 368
Forum Energy Technologies (2) 3,999 62
Helix Energy Solutions Group (2) 15,300 170
Helmerich & Payne  13,926 424
Kodiak Gas Services  6,234 181
Liberty Energy  23,880 456
Mammoth Energy Services (2) 18,000 74
Nabors Industries (2) 1,900 122
Newpark Resources (2) 12,576 87
Noble  21,328 771
NOV  41,675 666
Oceaneering International (2) 15,768 392
Oil States International (2) 27,810 128
Patterson-UTI Energy  48,051 368
Solaris Energy Infrastructure, Class A  18,562 237
TechnipFMC  70,699 1,854
TETRA Technologies (2) 30,241 94
Tidewater (2) 7,270 522
Transocean (1)(2) 105,220 447
Valaris (2) 7,900 440
Weatherford International  12,629 1,072
11,148
Oil, Gas & Consumable Fuels  3.0%
Adams Resources & Energy  4,341 117
Antero Midstream  41,150 619
Antero Resources (2) 34,645 993
California Resources  11,159 586
Centrus Energy, Class A (1)(2) 3,893 214
Cheniere Energy  29,664 5,335
Chesapeake Energy  18,771 1,544
Chord Energy  6,670 869
Civitas Resources  8,508 431
CNX Resources (2) 24,103 785
Comstock Resources (1) 14,200 158
CONSOL Energy  4,683 490
Crescent Energy, Class A  15,920 174
CVR Energy (1) 7,000 161
Delek U.S. Holdings  12,107 227
Dorian LPG  7,169 247
DT Midstream  10,189 801
Green Plains (2) 8,700 118
Gulfport Energy (2) 2,064 312

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HF Sinclair  21,064 939
International Seaways  1,100 57
Kosmos Energy (2) 98,944 399
Magnolia Oil & Gas, Class A  28,971 707
Matador Resources  14,376 710
Murphy Oil  15,571 525
New Fortress Energy  8,200 75
Northern Oil & Gas (1) 11,268 399
Ovintiv  30,139 1,155
Par Pacific Holdings (2) 6,900 121
PBF Energy, Class A  15,346 475
Peabody Energy (1) 16,937 449
Permian Resources  104,386 1,421
Range Resources  36,100 1,110
REX American Resources (2) 6,150 285
Ring Energy (2) 95,600 153
SandRidge Energy  15,785 193
Sitio Royalties, Class A  12,500 260
SM Energy  18,058 722
Southwestern Energy (2) 184,944 1,315
Talos Energy (2) 14,800 153
Tellurian (2) 192,400 186
Texas Pacific Land  2,380 2,106
Uranium Energy (2) 74,851 465
Viper Energy  16,796 758
Vitesse Energy  6,283 151
World Kinect (1) 15,244 471
29,941
Total Energy 41,089
FINANCIALS  17.5%
Banks  5.7%
1st Source  5,161 309
Ameris Bancorp  10,063 628
Arrow Financial  9,910 284
Associated Banc-Corp  28,723 619
Atlantic Union Bankshares  8,519 321
Axos Financial (2) 8,369 526
Banc of California  22,247 328
BancFirst  2,817 296
Bancorp (2) 10,086 540
Bank of Hawaii (1) 5,166 324
Bank OZK  14,870 639
BankUnited  15,959 582

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Banner  4,471 266
Berkshire Hills Bancorp  10,741 289
BOK Financial  4,052 424
Brookline Bancorp  22,331 225
Cadence Bank  20,783 662
Capitol Federal Financial  20,644 121
Cathay General Bancorp  7,294 313
City Holding  2,357 277
Columbia Banking System  28,993 757
Comerica  14,848 890
Commerce Bancshares  14,958 889
Community Financial System  9,592 557
ConnectOne Bancorp  11,183 280
Cullen/Frost Bankers  8,450 945
CVB Financial  26,609 474
Dime Community Bancshares  8,900 256
East West Bancorp  21,740 1,799
Eastern Bankshares  28,895 474
Enterprise Financial Services  4,053 208
First Bancorp North Carolina  8,897 370
First BanCorp Puerto Rico  36,988 783
First Busey  13,229 344
First Citizens BancShares, Class A  1,633 3,006
First Commonwealth Financial  17,900 307
First Community Bankshares  4,394 190
First Financial  6,317 277
First Financial Bancorp  13,000 328
First Financial Bankshares  19,107 707
First Hawaiian  14,873 344
First Horizon  72,942 1,133
First Interstate BancSystem, Class A  12,919 396
First Merchants  10,972 408
First United  3,301 98
Flushing Financial  19,125 279
FNB  38,112 538
Fulton Financial  28,578 518
German American Bancorp  9,715 376
Glacier Bancorp  15,455 706
Hancock Whitney  12,355 632
Heartland Financial USA  1,648 93
Hilltop Holdings  6,936 223
Home BancShares  20,125 545
HomeStreet  8,965 141

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hope Bancorp  25,700 323
Independent Bank  6,665 394
Independent Bank Group  3,600 208
International Bancshares  7,972 477
Kearny Financial  29,937 206
Lakeland Financial  3,457 225
Live Oak Bancshares  6,400 303
Metropolitan Bank Holding (2) 4,700 247
MVB Financial  11,116 215
National Bank Holdings, Class A  8,984 378
NBT Bancorp  6,411 284
New York Community Bancorp  30,177 339
Nicolet Bankshares  3,393 324
Northrim BanCorp  2,367 169
Northwest Bancshares  24,083 322
OceanFirst Financial  16,200 301
OFG Bancorp  12,892 579
Old National Bancorp  30,942 577
Pacific Premier Bancorp  15,841 399
Park National  2,436 409
Peapack-Gladstone Financial  6,557 180
Peoples Bancorp  9,913 298
Pinnacle Financial Partners  8,927 875
Popular  12,895 1,293
Preferred Bank  3,072 247
Prosperity Bancshares  12,713 916
Provident Bancorp (2) 17,600 190
Provident Financial Services  16,823 312
Renasant  10,633 346
S&T Bancorp  9,203 386
Sandy Spring Bancorp  11,908 374
Seacoast Banking  11,639 310
ServisFirst Bancshares  8,269 665
Simmons First National, Class A  16,979 366
Southside Bancshares  8,690 291
SouthState  8,793 854
Stock Yards Bancorp  7,154 443
Synovus Financial  23,000 1,023
Texas Capital Bancshares (2) 8,967 641
Tompkins Financial  4,323 250
Towne Bank  15,145 501
TriCo Bancshares  7,900 337
Triumph Financial (2) 1,465 117

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TrustCo Bank  7,232 239
Trustmark  12,953 412
UMB Financial  7,286 766
United Bankshares  22,019 817
United Community Banks  16,137 469
Univest Financial  9,560 269
Valley National Bancorp  45,219 410
Veritex Holdings  9,000 237
WaFd  5,368 187
Washington Trust Bancorp  5,962 192
Webster Financial  30,163 1,406
WesBanco  13,991 417
West BanCorp  13,222 251
Westamerica BanCorp  5,346 264
Western Alliance Bancorp  18,587 1,608
Western New England Bancorp  27,519 234
Wintrust Financial  8,340 905
WSFS Financial  8,518 434
Zions Bancorp  17,153 810
56,465
Capital Markets  3.8%
Affiliated Managers Group  3,688 656
Ares Management, Class A  24,965 3,891
Artisan Partners Asset Management, Class A  9,764 423
BGC Group, Class A  49,221 452
Blue Owl Capital (1) 63,261 1,225
Carlyle Group  28,414 1,224
Cohen & Steers  3,200 307
Coinbase Global, Class A (2) 27,206 4,847
DigitalBridge Group (1) 22,800 322
Donnelley Financial Solutions (2) 5,165 340
Evercore, Class A  4,775 1,210
Federated Hermes  14,447 531
Hamilton Lane, Class A  5,200 876
Houlihan Lokey  7,290 1,152
Interactive Brokers Group, Class A  13,082 1,823
Janus Henderson Group  19,352 737
Jefferies Financial Group  23,162 1,426
Lazard (1) 12,512 630
LPL Financial Holdings  11,543 2,685
Moelis, Class A  6,366 436
Morningstar  4,529 1,445
Open Lending (2) 37,046 227

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Piper Sandler  2,542 721
PJT Partners, Class A  2,524 337
Robinhood Markets, Class A (2) 97,167 2,276
SEI Investments  10,743 743
StepStone Group, Class A  10,977 624
Stifel Financial  12,682 1,191
StoneX Group (2) 6,696 548
TPG  13,665 787
Tradeweb Markets, Class A  18,356 2,270
Victory Capital Holdings, Class A  1,829 101
Virtu Financial, Class A  13,247 403
Virtus Investment Partners  2,122 444
WisdomTree  25,737 257
37,567
Consumer Finance  0.8%
Ally Financial  36,889 1,313
Bread Financial Holdings  6,887 328
Credit Acceptance (1)(2) 900 399
Encore Capital Group (2) 5,000 236
Enova International (2) 3,339 280
EZCORP, Class A (2) 24,495 275
FirstCash Holdings  4,324 496
Green Dot, Class A (2) 13,100 153
Navient  20,000 312
Nelnet, Class A  510 58
NerdWallet, Class A (2) 10,979 140
OneMain Holdings  20,198 951
PRA Group (2) 6,206 139
PROG Holdings  8,919 432
SLM  37,800 864
SoFi Technologies (2) 130,257 1,024
Upstart Holdings (1)(2) 9,982 399
7,799
Financial Services  3.4%
Affirm Holdings (2) 33,890 1,383
Apollo Global Management  63,407 7,920
AvidXchange Holdings (2) 21,900 178
Block (2) 76,092 5,108
Cannae Holdings  9,900 189
Corebridge Financial  42,576 1,241
Equitable Holdings  49,796 2,093
Essent Group  16,746 1,077
Euronet Worldwide (2) 6,167 612

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
EVERTEC  12,731 431
Federal Agricultural Mortgage, Class C  1,802 338
Flywire (2) 12,229 200
HA Sustainable Infrastructure Capital  16,415 566
Jackson Financial, Class A  7,750 707
Marqeta, Class A (2) 69,277 341
MGIC Investment  31,981 819
Mr Cooper Group (2) 9,861 909
NCR Atleos (2) 4,660 133
NMI Holdings, Class A (2) 5,811 239
Onity Group (2) 4,762 152
Payoneer Global (2) 74,065 558
PennyMac Financial Services  4,095 467
Radian Group  18,245 633
Remitly Global (2) 26,966 361
Rocket, Class A (2) 15,600 299
Shift4 Payments, Class A (1)(2) 8,698 771
Toast, Class A (2) 60,989 1,727
Voya Financial  17,448 1,382
Walker & Dunlop  4,982 566
Western Union  64,001 763
WEX (2) 5,189 1,088
33,251
Insurance  3.0%
Ambac Financial Group (2) 14,700 165
American Financial Group  8,879 1,195
Assured Guaranty  8,838 703
Axis Capital Holdings  14,420 1,148
Baldwin Insurance Group (2) 9,351 466
Brighthouse Financial (2) 9,283 418
CNA Financial  518 25
CNO Financial Group  18,631 654
eHealth (2) 9,700 40
Enstar Group (2) 1,893 609
Fidelity National Financial  33,159 2,058
First American Financial  14,377 949
Genworth Financial (2) 79,006 541
Hanover Insurance Group  6,691 991
Hippo Holdings (2) 8,200 138
Horace Mann Educators  8,351 292
James River Group Holdings  19,500 122
Kemper  10,111 619
Kinsale Capital Group  3,151 1,467

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lemonade (1)(2) 10,100 167
Lincoln National  16,326 514
Markel Group (2) 1,678 2,632
MBIA (1) 13,200 47
Mercury General  5,590 352
Old Republic International  27,671 980
Oscar Health, Class A (2) 31,102 660
Palomar Holdings (2) 6,096 577
Primerica  4,797 1,272
ProAssurance (2) 13,640 205
Reinsurance Group of America  8,348 1,819
RenaissanceRe Holdings  8,270 2,253
RLI  4,097 635
Root, Class A (2) 2,405 91
Ryan Specialty Holdings  12,552 833
Safety Insurance Group  3,486 285
Selective Insurance Group  6,712 626
Skyward Specialty Insurance Group (2) 5,928 241
Stewart Information Services  4,480 335
TWFG (2) 5,339 145
United Fire Group  8,838 185
Unum Group  20,126 1,196
White Mountains Insurance Group  307 521
29,171
Mortgage Real Estate Investment Trusts  0.8%
ACRES Commercial Realty, REIT (1)(2) 16,332 256
AGNC Investment, REIT (1) 84,066 879
Annaly Capital Management, REIT  78,130 1,568
Apollo Commercial Real Estate Finance, REIT  8,500 78
Arbor Realty Trust, REIT (1) 15,343 239
Ares Commercial Real Estate, REIT (1) 23,100 162
ARMOUR Residential REIT, REIT  4,100 84
Blackstone Mortgage Trust, Class A, REIT  16,827 320
BrightSpire Capital, REIT  31,500 176
Cherry Hill Mortgage Investment, REIT (1) 44,762 162
Chimera Investment, REIT  12,033 190
Claros Mortgage Trust  22,453 168
Ellington Financial, REIT (1) 14,005 180
Invesco Mortgage Capital, REIT (1) 9,260 87
Ladder Capital, REIT  27,500 319
MFA Financial, REIT  28,122 358
PennyMac Mortgage Investment Trust, REIT  21,600 308
Ready Capital, REIT (1) 13,636 104

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Redwood Trust, REIT  33,367 258
Rithm Capital, REIT  68,610 779
Starwood Property Trust, REIT  30,359 619
TPG RE Finance Trust, REIT  26,100 223
Two Harbors Investment, REIT  13,200 183
7,700
Total Financials 171,953
HEALTH CARE  12.2%
Biotechnology  5.5%
4D Molecular Therapeutics (2) 5,689 62
89bio (2) 14,000 104
Aadi Bioscience (2) 6,779 14
ACADIA Pharmaceuticals (2) 20,210 311
Adamas Pharmaceuticals, CVR (2)(3) 26,000 1
Adamas Pharmaceuticals, CVR (2)(3) 26,000 —
ADMA Biologics (2) 30,482 609
Agenus (1)(2) 8,170 45
Agios Pharmaceuticals (2) 10,063 447
Akero Therapeutics (2) 13,875 398
Aldeyra Therapeutics (2) 12,491 67
Alector (2) 25,000 117
Alkermes (2) 31,457 881
Alnylam Pharmaceuticals (2) 17,808 4,898
Amicus Therapeutics (2) 39,357 420
Anavex Life Sciences (1)(2) 13,100 74
Annovis Bio (1)(2) 4,800 39
Apellis Pharmaceuticals (2) 15,453 446
Apogee Therapeutics (1)(2) 5,224 307
Arcellx (2) 4,643 388
Arcturus Therapeutics Holdings (1)(2) 4,800 111
Arcus Biosciences (2) 9,900 151
Ardelyx (2) 29,400 203
Arrowhead Pharmaceuticals (2) 15,971 309
Atara Biotherapeutics (1)(2) 4,664 38
Avid Bioservices (1)(2) 12,400 141
Avidity Biosciences (2) 19,234 883
Beam Therapeutics (1)(2) 11,958 293
BioCryst Pharmaceuticals (2) 40,475 308
Biohaven (2) 12,164 608
BioMarin Pharmaceutical (2) 24,035 1,689
Biomea Fusion (1)(2) 9,100 92
Blueprint Medicines (2) 10,500 971
Bridgebio Pharma (2) 17,142 436

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
C4 Therapeutics (2) 12,400 71
Cabaletta Bio (2) 14,700 69
CareDx (2) 7,316 228
Cargo Therapeutics (1)(2) 5,973 110
Catalyst Pharmaceuticals (2) 14,000 278
Celldex Therapeutics (2) 11,125 378
CEL-SCI (1)(2) 26,800 28
CG oncology (2) 4,156 157
Cogent Biosciences (2) 14,100 152
Corbus Pharmaceuticals Holdings (1)(2) 3,672 76
Crinetics Pharmaceuticals (2) 12,342 631
CRISPR Therapeutics (1)(2) 10,118 475
Cullinan Therapeutics (1)(2) 8,484 142
Curis (1)(2) 3,675 20
Cytokinetics (2) 15,202 803
Day One Biopharmaceuticals (1)(2) 17,862 249
Denali Therapeutics (2) 20,345 593
Disc Medicine (2) 3,324 163
Dyne Therapeutics (2) 13,000 467
Editas Medicine (1)(2) 12,600 43
Emergent BioSolutions (1)(2) 11,800 99
Entrada Therapeutics (1)(2) 8,620 138
Exact Sciences (1)(2) 26,697 1,819
Exelixis (2) 36,946 959
FibroGen (2) 116,000 46
Generation Bio (2) 39,365 97
Geron (2) 59,300 269
GRAIL (1)(2) 3,486 48
Gritstone bio (2) 78,300 45
Halozyme Therapeutics (2) 18,495 1,059
Ideaya Biosciences (2) 12,922 409
IGM Biosciences (1)(2) 12,085 200
Immunome (2) 13,779 201
Immunovant (2) 7,911 226
Insmed (2) 25,421 1,856
Intellia Therapeutics (1)(2) 14,567 299
Ionis Pharmaceuticals (2) 24,659 988
Iovance Biotherapeutics (2) 38,034 357
Ironwood Pharmaceuticals (2) 17,120 71
Janux Therapeutics (2) 4,474 203
Karyopharm Therapeutics (2) 64,300 53
Keros Therapeutics (2) 4,300 250
Krystal Biotech (2) 3,952 719

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kymera Therapeutics (2) 10,400 492
Kyverna Therapeutics (2) 3,777 18
Lexicon Pharmaceuticals (1)(2) 40,600 64
Lineage Cell Therapeutics (2) 60,223 55
Lyell Immunopharma (2) 67,158 93
Madrigal Pharmaceuticals (2) 2,677 568
MannKind (2) 15,592 98
Mersana Therapeutics (2) 18,800 36
Mirum Pharmaceuticals (1)(2) 5,350 209
Monte Rosa Therapeutics (1)(2) 18,745 99
Mural Oncology (2) 9,695 30
Myriad Genetics (2) 9,396 257
Natera (2) 17,698 2,247
Neurocrine Biosciences (2) 15,102 1,740
Novavax (2) 20,257 256
Nurix Therapeutics (2) 11,800 265
Nuvalent, Class A (2) 5,335 546
Olema Pharmaceuticals (2) 9,400 112
Oruka Therapeutics  1,977 48
PMV Pharmaceuticals (2) 33,600 50
Praxis Precision Medicines (2) 3,147 181
Precigen (1)(2) 70,000 66
Protagonist Therapeutics (2) 7,985 359
Prothena (2) 9,118 153
PTC Therapeutics (2) 11,180 415
Recursion Pharmaceuticals, Class A (1)(2) 34,100 225
REGENXBIO (2) 6,421 67
Relay Therapeutics (2) 26,057 185
Replimune Group (2) 23,934 262
REVOLUTION Medicines (2) 22,487 1,020
Rhythm Pharmaceuticals (2) 7,300 382
Rigel Pharmaceuticals (1)(2) 6,350 103
Rocket Pharmaceuticals (2) 14,196 262
Roivant Sciences (2) 55,248 638
Sage Therapeutics (2) 14,769 107
Sana Biotechnology (1)(2) 22,300 93
Sarepta Therapeutics (2) 11,915 1,488
Scholar Rock Holding (2) 20,334 163
Shattuck Labs (1)(2) 19,300 67
Soleno Therapeutics (2) 5,287 267
SpringWorks Therapeutics (2) 12,008 385
Spyre Therapeutics (1)(2) 5,912 174
Summit Therapeutics (2) 22,388 490

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Syndax Pharmaceuticals (2) 9,600 185
Syros Pharmaceuticals (1)(2) 22,550 49
Tenaya Therapeutics (2) 46,502 90
TG Therapeutics (1)(2) 12,503 292
Travere Therapeutics (2) 10,200 143
Twist Bioscience (2) 7,413 335
Ultragenyx Pharmaceutical (2) 13,956 775
United Therapeutics (2) 5,600 2,007
Vaxcyte (2) 15,288 1,747
Vera Therapeutics (2) 9,827 434
Veracyte (2) 8,500 289
Vericel (2) 5,805 245
Verve Therapeutics (2) 17,400 84
Viking Therapeutics (2) 14,845 940
Vir Biotechnology (2) 15,400 115
Viridian Therapeutics (1)(2) 7,900 180
Voyager Therapeutics (2) 8,900 52
Xencor (2) 13,824 278
Zentalis Pharmaceuticals (2) 23,376 86
54,566
Health Care Equipment & Supplies  1.9%
Artivion (2) 11,550 307
AtriCure (2) 9,700 272
Avanos Medical (2) 9,042 217
Axonics (2) 6,376 444
Butterfly Network (1)(2) 83,400 148
Cerus (1)(2) 58,800 102
ClearPoint Neuro (2) 17,700 198
CONMED  4,941 355
DENTSPLY SIRONA  34,860 943
Embecta  9,800 138
Enovis (2) 8,690 374
Envista Holdings (2) 23,543 465
Glaukos (2) 5,910 770
Globus Medical, Class A (2) 16,241 1,162
Haemonetics (2) 6,774 544
ICU Medical (2) 2,810 512
Inari Medical (2) 7,972 329
Inogen (2) 17,500 170
Inspire Medical Systems (2) 4,081 861
Integer Holdings (2) 3,837 499
Integra LifeSciences Holdings (2) 9,900 180
iRhythm Technologies (2) 2,257 168

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lantheus Holdings (2) 10,282 1,128
LeMaitre Vascular  3,871 360
LivaNova (2) 6,500 342
Masimo (2) 6,278 837
Merit Medical Systems (2) 8,768 867
Neogen (1)(2) 18,440 310
Nevro (2) 23,946 134
Novocure (2) 19,431 304
Omnicell (2) 7,612 332
OraSure Technologies (2) 20,282 87
Orchestra BioMed Holdings (2) 7,551 39
Orthofix Medical (2) 11,780 184
Outset Medical (1)(2) 30,300 21
Penumbra (2) 6,285 1,221
PROCEPT BioRobotics (2) 6,153 493
Pulmonx (2) 11,500 95
QuidelOrtho (2) 6,900 315
RxSight (2) 1,872 93
STAAR Surgical (2) 7,700 286
Tactile Systems Technology (2) 7,950 116
Tandem Diabetes Care (2) 11,259 477
TransMedics Group (2) 4,584 720
UFP Technologies (2) 1,289 408
Zimvie (2) 7,400 117
18,444
Health Care Providers & Services  1.8%
Acadia Healthcare (2) 11,421 724
AdaptHealth (2) 11,800 133
Addus HomeCare (2) 2,305 307
agilon health (2) 37,624 148
Alignment Healthcare (2) 20,500 242
Amedisys (2) 3,088 298
AMN Healthcare Services (2) 6,493 275
Astrana Health (2) 7,586 440
Aveanna Healthcare Holdings (2) 33,583 175
BrightSpring Health Services (2) 12,891 189
Brookdale Senior Living (2) 24,407 166
CareMax (2) 1,034 2
Castle Biosciences (2) 4,600 131
Chemed  2,057 1,236
Community Health Systems (2) 24,200 147
Concentra Group Holdings Parent (2) 7,277 163
CorVel (2) 1,598 522

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cross Country Healthcare (2) 6,800 91
DocGo (1)(2) 24,500 81
Encompass Health  14,842 1,434
Enhabit (2) 11,500 91
Ensign Group  8,116 1,167
Guardant Health (1)(2) 16,539 379
HealthEquity (2) 10,378 849
Hims & Hers Health (2) 20,777 383
LifeStance Health Group (2) 11,800 83
ModivCare (1)(2) 5,300 76
National HealthCare  1,905 240
National Research  8,572 196
NeoGenomics (2) 18,155 268
OPKO Health (1)(2) 101,686 151
Option Care Health (2) 28,071 879
Owens & Minor (2) 12,100 190
Patterson  11,719 256
Pediatrix Medical Group (2) 17,700 205
Pennant Group (2) 10,830 387
Premier, Class A  13,480 270
Privia Health Group (2) 12,700 231
Progyny (2) 11,600 194
R1 RCM (2) 22,100 313
RadNet (2) 8,620 598
Select Medical Holdings  22,405 781
Surgery Partners (2) 10,700 345
Tenet Healthcare (2) 14,881 2,473
17,909
Health Care Technology  0.7%
CareCloud (1)(2) 23,700 63
Certara (2) 13,900 163
Doximity, Class A (2) 15,002 654
Evolent Health, Class A (2) 14,274 404
Health Catalyst (2) 16,500 134
HealthStream  9,300 268
Multiplan (2) 1,568 12
Phreesia (2) 10,300 235
Schrodinger (2) 8,800 163
Sharecare (2) 87,200 124
Teladoc Health (2) 20,962 192
Veeva Systems, Class A (2) 20,600 4,323
6,735

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services  1.1%
10X Genomics, Class A (2) 18,852 426
Avantor (2) 85,207 2,204
Azenta (2) 6,322 306
BioLife Solutions (2) 5,100 128
Bio-Rad Laboratories, Class A (2) 2,768 926
Bruker  11,712 809
Fortrea Holdings (1)(2) 10,900 218
Illumina (2) 20,353 2,654
Medpace Holdings (2) 3,404 1,136
Mesa Laboratories  1,400 182
Omniab, Earn Out Shares $12.50  525 —
Omniab, Earn Out Shares $15.00  525 —
Pacific Biosciences of California (1)(2) 65,366 111
Personalis (1)(2) 37,100 200
Quanterix (2) 7,200 93
Quantum-Si (2) 67,600 60
Repligen (2) 9,021 1,342
Sotera Health (2) 12,200 204
10,999
Pharmaceuticals  1.2%
Aclaris Therapeutics (1)(2) 42,500 49
Alto Neuroscience (2) 5,346 61
Amphastar Pharmaceuticals (2) 5,290 257
Amylyx Pharmaceuticals (2) 15,900 52
Arvinas (2) 13,120 323
Atea Pharmaceuticals (2) 44,100 148
Axsome Therapeutics (2) 5,380 483
Cassava Sciences (1)(2) 6,600 194
Collegium Pharmaceutical (1)(2) 9,882 382
Corcept Therapeutics (2) 8,743 405
Elanco Animal Health (2) 78,073 1,147
Evolus (2) 15,500 251
EyePoint Pharmaceuticals (2) 16,926 135
Harmony Biosciences Holdings (2) 5,000 200
Harrow (2) 7,600 342
Innoviva (2) 17,400 336
Intra-Cellular Therapies (2) 13,143 962
Jazz Pharmaceuticals (2) 7,500 836
Ligand Pharmaceuticals (2) 2,686 269
Longboard Pharmaceuticals (2) 7,600 253
Nuvation Bio (1)(2) 69,100 158
Ocular Therapeutix (1)(2) 32,080 279

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Organon  28,683 549
Pacira BioSciences (2) 10,400 157
Perrigo  18,336 481
Phibro Animal Health, Class A  9,514 214
Pliant Therapeutics (2) 22,518 252
Prestige Consumer Healthcare (2) 8,539 616
Revance Therapeutics (2) 21,100 110
Royalty Pharma, Class A  48,029 1,359
Scilex Holding (1)(2) 10,602 9
Supernus Pharmaceuticals (2) 7,900 246
Tarsus Pharmaceuticals (1)(2) 5,359 176
Terns Pharmaceuticals (2) 8,300 69
Ventyx Biosciences (1)(2) 18,402 40
WaVe Life Sciences (2) 28,911 237
Xeris Biopharma Holdings (2) 32,053 91
Xeris Biopharma Holdings, CVR (2)(3) 36,100 —
12,128
Total Health Care 120,781
INDUSTRIALS & BUSINESS SERVICES  18.1%
Aerospace & Defense  1.4%
AAR (2) 2,355 154
AeroVironment (2) 3,887 779
Archer Aviation, Class A (1)(2) 25,500 77
BWX Technologies  12,990 1,412
Cadre Holdings  5,305 201
Curtiss-Wright  5,756 1,892
HEICO  4,695 1,228
HEICO, Class A  9,737 1,984
Hexcel  10,100 625
Kratos Defense & Security Solutions (2) 15,494 361
Leonardo DRS (2) 14,694 415
Loar Holdings (2) 4,026 300
Mercury Systems (2) 7,900 292
Moog, Class A  3,456 698
National Presto Industries  2,413 181
Park Aerospace  17,700 231
Rocket Lab USA (1)(2) 35,000 341
Spirit AeroSystems Holdings, Class A (2) 19,194 624
Triumph Group (2) 20,200 260
V2X (2) 2,879 161
Woodward  8,877 1,523
13,739

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics  0.2%
Air Transport Services Group (2) 12,200 197
Forward Air (1) 6,300 223
GXO Logistics (2) 16,605 865
Hub Group, Class A  10,561 480
1,765
Building Products  2.2%
AAON  9,101 982
Advanced Drainage Systems  10,164 1,597
Alpha Pro Tech (1)(2) 16,000 91
Apogee Enterprises  3,752 263
Armstrong World Industries  7,115 935
AZEK (2) 23,711 1,110
AZZ  4,920 406
Carlisle  6,370 2,865
CSW Industrials  2,392 876
Fortune Brands Innovations  14,749 1,321
Gibraltar Industries (2) 6,774 474
Griffon  5,789 405
Hayward Holdings (2) 15,800 242
JELD-WEN Holding (2) 14,000 221
Lennox International  4,126 2,493
Masterbrand (2) 17,900 332
Owens Corning  12,795 2,259
Resideo Technologies (2) 22,561 454
Simpson Manufacturing  5,581 1,068
Trex (2) 15,800 1,052
UFP Industries  9,542 1,252
Zurn Elkay Water Solutions  16,859 606
21,304
Commercial Services & Supplies  1.5%
ABM Industries  11,109 586
ACCO Brands  30,789 168
ACV Auctions, Class A (2) 19,265 392
Brady, Class A  7,576 581
Brink's  6,725 778
Casella Waste Systems, Class A (2) 9,170 912
Cimpress (2) 3,493 286
Clean Harbors (2) 6,776 1,638
CoreCivic (2) 24,596 311
Ennis  13,291 323
Enviri (2) 19,160 198

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GEO Group (2) 27,346 351
HNI  9,276 499
Interface  14,400 273
MillerKnoll  9,500 235
Montrose Environmental Group (2) 5,100 134
MSA Safety  5,660 1,004
OPENLANE (2) 20,363 344
Pitney Bowes  36,032 257
Quad/Graphics  25,000 114
RB Global  24,830 1,999
Stericycle (2) 12,200 744
Tetra Tech  33,215 1,566
UniFirst  1,501 298
Vestis  16,450 245
Viad (2) 7,325 263
14,499
Construction & Engineering  1.8%
AECOM  17,995 1,858
Ameresco, Class A (1)(2) 6,400 243
API Group (2) 39,930 1,318
Arcosa  6,861 650
Comfort Systems USA  5,122 1,999
Construction Partners, Class A (2) 7,134 498
Dycom Industries (2) 4,109 810
EMCOR Group  6,409 2,759
Fluor (2) 20,125 960
Granite Construction (1) 7,088 562
MasTec (2) 8,918 1,098
Matrix Service (2) 17,911 206
MDU Resources Group  26,694 732
MYR Group (2) 2,200 225
Primoris Services  8,968 521
Sterling Infrastructure (2) 4,370 634
Valmont Industries  3,400 986
WillScot Holdings (2) 33,237 1,250
17,309
Electrical Equipment  1.5%
Acuity Brands  4,584 1,262
American Superconductor (2) 8,779 207
Array Technologies (1)(2) 21,100 139
Atkore  6,192 525
Blink Charging (1)(2) 52,800 91
Bloom Energy, Class A (1)(2) 28,349 299

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Energy Vault Holdings (2) 60,000 58
EnerSys  4,783 488
Enovix (1)(2) 21,900 205
Fluence Energy (1)(2) 5,900 134
FTC Solar (1)(2) 68,100 46
FuelCell Energy (2) 183,900 70
GrafTech International (2) 92,300 122
LSI Industries  14,693 237
NEXTracker, Class A (2) 13,506 506
nVent Electric  22,795 1,602
Plug Power (1)(2) 105,800 239
Regal Rexnord  8,241 1,367
Sensata Technologies Holding  23,382 839
SES AI (1)(2) 67,700 43
Shoals Technologies Group, Class A (2) 24,846 139
Stem (1)(2) 166,700 58
Sunrun (2) 30,095 544
Thermon Group Holdings (2) 4,900 146
Vertiv Holdings, Class A  51,934 5,167
Vicor (2) 4,000 169
14,702
Ground Transportation  1.0%
ArcBest  3,494 379
Avis Budget Group  2,951 258
Covenant Logistics Group  4,012 212
Heartland Express  17,323 213
Hertz Global Holdings (1)(2) 21,884 72
Knight-Swift Transportation Holdings  23,207 1,252
Landstar System  5,182 979
Lyft, Class A (2) 44,400 566
Marten Transport  8,800 156
RXO (2) 15,443 432
Ryder System  5,058 737
Saia (2) 4,302 1,881
U-Haul Holding, Non-Voting  12,554 904
Werner Enterprises  7,353 284
XPO (2) 15,445 1,661
9,986
Machinery  3.2%
3D Systems (1)(2) 48,050 136
AGCO  9,528 932
Alamo Group  2,700 486
Albany International, Class A  2,593 230

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Allison Transmission Holdings  10,330 992
Astec Industries  4,900 156
Atmus Filtration Technologies  15,429 579
Barnes Group  7,600 307
Blue Bird (2) 3,295 158
Chart Industries (2) 4,121 512
CNH Industrial  101,553 1,127
Commercial Vehicle Group (2) 22,400 73
Crane  6,817 1,079
Desktop Metal, Class A (1)(2) 11,479 54
Donaldson  13,854 1,021
Douglas Dynamics  8,300 229
Enerpac Tool Group  13,629 571
Enpro  2,744 445
Esab  10,742 1,142
ESCO Technologies  3,070 396
Federal Signal  8,968 838
Flowserve  13,928 720
Franklin Electric  3,428 359
Gates Industrial (2) 16,966 298
Graco  21,246 1,859
Greenbrier  6,800 346
Helios Technologies  6,000 286
Hillenbrand  9,461 263
Hillman Solutions (2) 12,851 136
Hurco  8,500 179
Hyster-Yale  3,300 210
ITT  10,043 1,502
John Bean Technologies  5,452 537
Kadant  2,032 687
Kennametal  7,000 181
Lincoln Electric Holdings  7,800 1,498
Middleby (2) 8,778 1,221
Mueller Industries  14,745 1,093
Mueller Water Products, Class A  22,056 479
NN (2) 39,671 155
Oshkosh  7,029 704
Park-Ohio Holdings  6,209 191
Proto Labs (2) 6,299 185
RBC Bearings (2) 4,575 1,370
REV Group (1) 2,031 57
Shyft Group  8,300 104
SPX Technologies (2) 6,283 1,002

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Standex International  857 157
Symbotic (1)(2) 3,200 78
Tennant  3,100 298
Terex  10,162 538
Timken  9,939 838
Titan International (2) 14,250 116
Toro  17,672 1,533
Trinity Industries  9,658 336
Wabash National  11,400 219
Watts Water Technologies, Class A  3,930 814
32,012
Marine Transportation  0.2%
Kirby (2) 7,439 911
Matson  6,228 888
1,799
Passenger Airlines  0.3%
Alaska Air Group (2) 13,812 624
Allegiant Travel  2,500 138
American Airlines Group (2) 68,388 769
Frontier Group Holdings (1)(2) 14,400 77
JetBlue Airways (1)(2) 37,100 243
Joby Aviation (1)(2) 51,000 257
SkyWest (2) 6,107 519
Spirit Airlines (1) 28,400 68
Sun Country Airlines Holdings (2) 8,200 92
2,787
Professional Services  2.7%
Alight, Class A (2) 47,800 354
Asure Software (1)(2) 11,441 104
Booz Allen Hamilton Holding  19,032 3,098
CACI International, Class A (2) 2,568 1,296
CBIZ (2) 8,346 562
Clarivate (2) 77,030 547
Concentrix (1) 6,177 317
Conduent (2) 36,040 145
CRA International  2,173 381
CSG Systems International  3,020 147
Dun & Bradstreet Holdings (1) 32,304 372
ExlService Holdings (2) 26,902 1,026
Exponent  5,614 647
First Advantage (2) 14,392 286
FTI Consulting (2) 5,569 1,267

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Genpact  18,704 733
Huron Consulting Group (2) 3,154 343
ICF International  2,301 384
Innodata (1)(2) 8,400 141
Insperity  4,882 430
KBR  16,675 1,086
Kforce  3,228 198
Korn Ferry  7,413 558
Legalzoom.com (2) 14,700 93
ManpowerGroup  7,115 523
Mastech Digital (2) 14,882 149
Maximus  7,111 662
Parsons (2) 3,965 411
Paycor HCM (2) 6,700 95
Paylocity Holding (2) 6,551 1,081
Robert Half  11,801 796
Science Applications International  5,939 827
SS&C Technologies Holdings  33,061 2,453
TaskUS, Class A (1)(2) 5,600 72
TransUnion  28,980 3,034
TriNet Group  4,192 406
TrueBlue (2) 10,600 84
TTEC Holdings  4,990 29
UL Solutions, Class A  3,169 156
Upwork (2) 24,625 257
Verra Mobility (2) 33,203 923
Willdan Group (2) 5,494 225
26,698
Trading Companies & Distributors  2.1%
Air Lease  10,921 495
Applied Industrial Technologies  5,426 1,211
Beacon Roofing Supply (2) 8,992 777
BlueLinx Holdings (2) 2,100 221
Boise Cascade  4,784 674
Core & Main, Class A (2) 27,813 1,235
Distribution Solutions Group (2) 408 16
DNOW (2) 6,000 78
Ferguson Enterprises  28,272 5,614
FTAI Aviation  14,774 1,963
GATX  3,825 507
GMS (2) 6,162 558
H&E Equipment Services  4,526 220
Herc Holdings  3,842 613

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
McGrath RentCorp  4,285 451
MRC Global (2) 20,600 262
MSC Industrial Direct, Class A  4,929 424
Rush Enterprises, Class A  7,516 397
SiteOne Landscape Supply (2) 7,626 1,151
Titan Machinery (2) 6,900 96
Watsco  4,451 2,189
WESCO International  5,838 981
Willis Lease Finance  2,621 390
Xometry, Class A (2) 8,300 153
20,676
Total Industrials & Business Services 177,276
INFORMATION TECHNOLOGY  15.8%
Communications Equipment  0.5%
Calix (2) 9,183 356
Ciena (2) 24,539 1,511
Clearfield (2) 3,765 147
CommScope Holding (2) 39,600 242
Comtech Telecommunications (2) 9,943 48
Digi International (2) 5,148 142
Extreme Networks (2) 15,246 229
Harmonic (2) 16,900 246
Infinera (1)(2) 37,300 252
KVH Industries (2) 37,763 182
Lumentum Holdings (2) 7,440 472
NETGEAR (2) 4,204 84
NetScout Systems (2) 10,900 237
Ribbon Communications (2) 28,496 93
Ubiquiti  752 167
Viasat (2) 6,813 81
Viavi Solutions (2) 35,800 323
4,812
Electronic Equipment, Instruments & Components  2.1%
Advanced Energy Industries  5,729 603
Arlo Technologies (2) 21,152 256
Arrow Electronics (2) 6,434 855
Avnet  11,109 603
Badger Meter  4,400 961
Belden  8,226 964
Benchmark Electronics  6,799 301
Cognex  26,993 1,093
Coherent (2) 18,754 1,667

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Crane NXT (1) 5,135 288
CTS  7,145 346
ePlus (2) 3,279 322
Fabrinet (2) 5,373 1,270
FARO Technologies (2) 5,900 113
Flex (2) 51,171 1,711
Insight Enterprises (2) 3,651 786
IPG Photonics (2) 4,400 327
Itron (2) 5,447 582
Kimball Electronics (2) 10,770 199
Knowles (2) 12,529 226
Lightwave Logic (1)(2) 52,100 144
Littelfuse  2,838 753
Luna Innovations (2) 17,915 42
Methode Electronics  7,250 87
MicroVision (1)(2) 108,200 123
Mirion Technologies (2) 22,000 244
Novanta (2) 5,433 972
OSI Systems (2) 1,938 294
PAR Technology (2) 6,830 356
PC Connection  1,605 121
Plexus (2) 4,246 580
Rogers (2) 2,650 300
Sanmina (2) 8,902 609
ScanSource (2) 3,499 168
TD SYNNEX  10,989 1,320
TTM Technologies (2) 2,780 51
Vishay Intertechnology  10,620 201
Vishay Precision Group (2) 7,422 192
Vontier  21,920 740
20,770
IT Services  1.8%
ASGN (2) 8,569 799
BigCommerce Holdings, Series 1 (2) 11,685 68
Cloudflare, Class A (2) 40,716 3,293
Core Scientific (2) 28,585 339
DigitalOcean Holdings (2) 6,954 281
DXC Technology (2) 26,863 557
Fastly, Class A (1)(2) 15,400 117
Grid Dynamics Holdings (2) 9,400 132
Hackett Group  9,473 249
Kyndryl Holdings (2) 30,190 694
MongoDB (2) 10,644 2,878

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Okta (2) 20,420 1,518
Perficient (2) 5,678 428
Snowflake, Class A (2) 44,946 5,162
Squarespace, Class A (2) 5,700 265
Twilio, Class A (2) 20,746 1,353
Unisys (2) 9,852 56
18,189
Semiconductors & Semiconductor Equipment  2.8%
ACM Research, Class A (2) 6,642 135
Aehr Test Systems (1)(2) 3,400 44
Allegro MicroSystems (2) 10,635 248
Alpha & Omega Semiconductor (2) 5,600 208
Ambarella (2) 3,700 209
Amkor Technology  12,474 382
Astera Labs (1)(2) 3,587 188
Atomera (1)(2) 22,300 59
Axcelis Technologies (2) 4,702 493
Cirrus Logic (2) 7,414 921
Cohu (2) 10,300 265
Credo Technology Group Holding (2) 15,747 485
Diodes (2) 7,271 466
Entegris  22,433 2,524
FormFactor (2) 10,803 497
Impinj (1)(2) 3,588 777
Kopin (1)(2) 101,000 74
Kulicke & Soffa Industries  9,565 432
Lattice Semiconductor (2) 22,250 1,181
MACOM Technology Solutions Holdings (2) 9,072 1,009
Marvell Technology  121,574 8,768
MaxLinear (2) 11,870 172
MKS Instruments  11,069 1,203
NVE  1,871 149
Onto Innovation (2) 7,275 1,510
Photronics (2) 10,888 269
Pixelworks (2) 62,300 44
Power Integrations  5,500 353
Rambus (2) 16,255 686
Semtech (2) 12,278 560
Silicon Laboratories (2) 3,528 408
SiTime (2) 2,303 395
SMART Global Holdings (2) 9,470 198
SolarEdge Technologies (1)(2) 7,954 182
Synaptics (2) 6,082 472

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ultra Clean Holdings (2) 2,195 88
Universal Display  5,321 1,117
Veeco Instruments (2) 3,060 101
Wolfspeed (1)(2) 23,972 232
27,504
Software  8.3%
8x8 (2) 43,100 88
A10 Networks  24,572 355
ACI Worldwide (2) 16,223 826
Adeia  22,764 271
Agilysys (2) 4,281 467
Alarm.com Holdings (2) 7,821 428
Altair Engineering, Class A (1)(2) 5,723 547
Appfolio, Class A (2) 3,184 750
AppLovin, Class A (2) 30,534 3,986
Asana, Class A (1)(2) 9,198 107
Aspen Technology (2) 4,196 1,002
Atlassian, Class A (2) 22,847 3,628
Aurora Innovation (2) 157,601 933
Bentley Systems, Class B  16,243 825
BILL Holdings (2) 16,183 854
Blackbaud (2) 6,575 557
BlackLine (2) 6,082 335
Box, Class A (2) 22,260 729
Braze, Class A (2) 10,626 344
C3.ai, Class A (2) 12,300 298
CCC Intelligent Solutions Holdings (2) 42,340 468
Cerence (1)(2) 33,688 106
Cleanspark (1)(2) 34,300 320
Clearwater Analytics Holdings, Class A (2) 21,318 538
CommVault Systems (2) 5,282 813
Confluent, Class A (2) 38,196 778
Consensus Cloud Solutions (2) 7,067 166
Datadog, Class A (2) 44,286 5,096
Digimarc (1)(2) 4,000 108
DocuSign (2) 32,631 2,026
Dolby Laboratories, Class A  7,313 560
Domo, Class B (2) 12,400 93
DoubleVerify Holdings (2) 22,443 378
Dropbox, Class A (2) 29,770 757
Dynatrace (2) 41,740 2,232
Elastic (2) 10,960 841
Envestnet (1)(2) 5,587 350

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Five9 (2) 9,410 270
Freshworks, Class A (2) 22,858 262
Gitlab, Class A (2) 12,500 644
Guidewire Software (2) 11,466 2,098
HashiCorp, Class A (2) 18,053 611
HubSpot (2) 7,600 4,040
Informatica, Class A (2) 7,837 198
Intapp (2) 4,800 230
Intellicheck (2) 19,500 42
InterDigital (1) 3,448 488
Jamf Holding (2) 10,900 189
Klaviyo, Class A (2) 2,777 98
LivePerson (1)(2) 79,453 102
LiveRamp Holdings (2) 2,190 54
Manhattan Associates (2) 9,009 2,535
MARA Holdings (1)(2) 29,222 474
Matterport (2) 4,225 19
MicroStrategy, Class A (1)(2) 23,784 4,010
Mitek Systems (1)(2) 18,497 160
N-able (2) 20,350 266
nCino (2) 10,223 323
NCR Voyix (2) 15,367 209
Nutanix, Class A (2) 38,327 2,271
Olo, Class A (2) 18,700 93
ON24 (2) 27,500 168
OneSpan (2) 11,000 183
PagerDuty (2) 21,124 392
Pegasystems  5,500 402
PowerSchool Holdings, Class A (2) 12,386 283
Procore Technologies (2) 15,105 932
Progress Software  8,668 584
PROS Holdings (2) 9,200 170
Q2 Holdings (2) 9,764 779
Qualys (2) 4,485 576
QXO  39,812 628
Rapid7 (2) 8,404 335
RingCentral, Class A (2) 10,600 335
Riot Platforms (1)(2) 36,400 270
Samsara, Class A (2) 33,401 1,607
SentinelOne, Class A (2) 31,608 756
Smartsheet, Class A (2) 19,365 1,072
SolarWinds  18,150 237
Sprinklr, Class A (2) 11,000 85

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sprout Social, Class A (2) 7,300 212
SPS Commerce (2) 4,280 831
Telos (2) 27,006 97
Tenable Holdings (2) 15,905 645
Teradata (2) 11,751 357
UiPath, Class A (2) 55,411 709
Unity Software (1)(2) 31,640 716
Upland Software (2) 20,100 50
Varonis Systems (2) 13,251 749
Verint Systems (2) 13,351 338
Veritone (1)(2) 28,200 101
Vertex, Class A (1)(2) 8,730 336
Workday, Class A (2) 30,022 7,338
Workiva (2) 7,519 595
Xperi (2) 16,485 152
Yext (2) 20,000 138
Zeta Global Holdings, Class A (2) 31,124 928
Zoom Video Communications, Class A (2) 34,911 2,435
Zscaler (2) 13,413 2,293
Zuora, Class A (2) 29,600 255
81,715
Technology Hardware, Storage & Peripherals  0.3%
Eastman Kodak (1)(2) 19,000 90
Immersion (1) 20,635 184
Intevac (2) 30,000 102
IonQ (1)(2) 27,900 244
Pure Storage, Class A (2) 40,444 2,032
Turtle Beach (2) 10,100 155
Xerox Holdings (1) 13,400 139
2,946
Total Information Technology 155,936
MATERIALS  5.2%
Chemicals  1.5%
American Vanguard  21,166 112
Arcadium Lithium (1)(2) 116,025 331
Ashland  6,077 529
Aspen Aerogels (2) 1,521 42
Avient  14,178 713
Axalta Coating Systems (2) 28,663 1,037
Balchem  5,282 930
Cabot  8,220 919
Chemours  22,319 454

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ecovyst (2) 26,100 179
Element Solutions  31,444 854
Ginkgo Bioworks Holdings (1)(2) 13,240 108
Hawkins  613 78
HB Fuller  10,070 799
Huntsman  30,685 743
Ingevity (2) 7,700 300
Innospec  4,684 530
Minerals Technologies  3,010 232
NewMarket  680 375
Olin  17,067 819
PureCycle Technologies (1)(2) 23,200 220
Quaker Chemical  2,496 421
RPM International  19,986 2,418
Scotts Miracle-Gro  7,759 673
Sensient Technologies  3,980 319
Stepan  3,100 239
Tronox Holdings  17,600 258
Westlake  4,427 665
15,297
Construction Materials  1.2%
CRH  94,907 8,802
Eagle Materials  4,467 1,285
Knife River (2) 6,672 596
Summit Materials, Class A (2) 23,162 904
11,587
Containers & Packaging  0.8%
AptarGroup  8,142 1,304
Berry Global Group  12,243 832
Crown Holdings  14,533 1,394
Graphic Packaging Holding  39,586 1,171
Greif, Class A  5,190 325
Myers Industries  11,416 158
O-I Glass (2) 27,600 362
Sealed Air  15,575 566
Silgan Holdings  8,209 431
Sonoco Products  10,907 596
TriMas  12,000 306
7,445
Metals & Mining  1.5%
Alcoa  29,106 1,123
Alpha Metallurgical Resources  1,673 395

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ampco-Pittsburgh (2) 21,600 43
Arch Resources  2,400 332
ATI (2) 18,315 1,225
Carpenter Technology  7,673 1,224
Century Aluminum (2) 7,258 118
Cleveland-Cliffs (2) 70,026 894
Coeur Mining (2) 72,736 500
Commercial Metals  14,049 772
Compass Minerals International (1) 4,600 55
Gold Resource (2) 84,700 30
Haynes International  2,988 178
Hecla Mining  84,693 565
Ivanhoe Electric (1)(2) 21,440 181
Kaiser Aluminum  1,236 90
Materion  2,600 291
Metallus (2) 10,000 148
MP Materials (1)(2) 25,776 455
Olympic Steel  2,610 102
Piedmont Lithium (1)(2) 14,000 125
Radius Recycling  4,448 83
Reliance  8,562 2,476
Royal Gold  8,747 1,227
Ryerson Holding  5,500 110
United States Steel  29,592 1,046
Warrior Met Coal  9,610 614
Worthington Steel  4,479 152
14,554
Paper & Forest Products  0.2%
Clearwater Paper (2) 1,988 57
Louisiana-Pacific  11,495 1,235
Sylvamo  4,392 377
1,669
Total Materials 50,552
REAL ESTATE  5.8%
Diversified Real Estate Investment Trusts  0.4%
Broadstone Net Lease, REIT  26,499 502
Empire State Realty Trust, Class A, REIT  40,652 450
Essential Properties Realty Trust, REIT  19,229 657
Gladstone Commercial, REIT  12,182 198
Global Net Lease, REIT  29,521 249
WP Carey, REIT  27,365 1,705
3,761

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Real Estate Investment Trusts  0.5%
American Healthcare REIT, REIT  8,305 217
CareTrust REIT, REIT  15,917 491
Community Healthcare Trust, REIT  9,000 163
Diversified Healthcare Trust, REIT  31,089 130
Healthcare Realty Trust, REIT  65,265 1,185
LTC Properties, REIT  2,950 108
Medical Properties Trust, REIT  89,399 523
National Health Investors, REIT (1) 5,798 487
Omega Healthcare Investors, REIT  30,296 1,233
Sabra Health Care REIT, REIT  20,632 384
Universal Health Realty Income Trust, REIT  6,850 314
5,235
Hotel & Resort Real Estate Investment Trusts  0.3%
Apple Hospitality REIT, REIT  39,240 583
DiamondRock Hospitality, REIT  30,600 267
Park Hotels & Resorts, REIT  23,648 333
Pebblebrook Hotel Trust, REIT  29,353 388
RLJ Lodging Trust, REIT  32,700 300
Ryman Hospitality Properties, REIT  6,715 720
Service Properties Trust, REIT  19,400 89
Summit Hotel Properties, REIT  30,400 209
Sunstone Hotel Investors, REIT  16,394 169
Xenia Hotels & Resorts, REIT  25,900 383
3,441
Industrial Real Estate Investment Trusts  0.9%
Americold Realty Trust, REIT  32,605 922
EastGroup Properties, REIT  7,137 1,333
First Industrial Realty Trust, REIT  16,791 940
Innovative Industrial Properties, REIT  4,983 671
Lineage, REIT  9,124 715
LXP Industrial Trust, REIT  37,861 381
Rexford Industrial Realty, REIT  34,744 1,748
STAG Industrial, REIT  19,477 761
Terreno Realty, REIT  16,467 1,100
8,571
Office Real Estate Investment Trusts  0.6%
Brandywine Realty Trust, REIT  34,143 186
COPT Defense Properties, REIT  7,705 234
Cousins Properties, REIT  13,507 398
Douglas Emmett, REIT  24,962 438
Easterly Government Properties, REIT  14,986 203

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Equity Commonwealth, REIT (2) 8,676 173
Franklin Street Properties, REIT  72,826 129
Highwoods Properties, REIT  7,240 243
JBG SMITH Properties, REIT  16,315 285
Kilroy Realty, REIT  19,100 739
NET Lease Office Properties, REIT (1) 4,521 138
Office Properties Income Trust, REIT (1) 36,241 79
Paramount Group, REIT  33,300 164
Piedmont Office Realty Trust, Class A, REIT  20,700 209
Postal Realty Trust, Class A, REIT  13,034 191
SL Green Realty, REIT  10,988 765
Vornado Realty Trust, REIT  30,055 1,184
5,758
Real Estate Management & Development  0.7%
Anywhere Real Estate (2) 21,100 107
Compass, Class A (2) 52,800 322
Cushman & Wakefield (2) 21,900 298
Douglas Elliman (2) 54,538 100
eXp World Holdings (1) 13,900 196
FRP Holdings (2) 8,130 243
Howard Hughes Holdings (2) 2,800 217
Jones Lang LaSalle (2) 6,014 1,623
Kennedy-Wilson Holdings  23,700 262
Newmark Group, Class A  25,804 401
Opendoor Technologies (2) 88,832 178
Rafael Holdings, Class B (2) 29,321 57
Redfin (2) 19,500 244
Seaport Entertainment Group (1)(2) 311 8
Seaport Entertainment Group (1)(2) 311 1
Seritage Growth Properties, Class A (2) 10,245 48
St. Joe  4,458 260
Tejon Ranch (1)(2) 14,850 261
Zillow Group, Class A (2) 5,741 355
Zillow Group, Class C (2) 20,477 1,307
6,488
Residential Real Estate Investment Trusts  0.7%
American Homes 4 Rent, Class A, REIT  41,033 1,575
Apartment Investment & Management, Class A, REIT (2) 41,458 375
Bluerock Homes Trust  6,174 92
Centerspace, REIT  3,200 226
Equity LifeStyle Properties, REIT  24,962 1,781
Independence Realty Trust, REIT  20,465 420
Sun Communities, REIT  17,983 2,430

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UMH Properties, REIT  15,372 302
Veris Residential, REIT  11,270 201
7,402
Retail Real Estate Investment Trusts  0.8%
Acadia Realty Trust, REIT  25,481 598
Agree Realty, REIT  11,608 875
Alexander's, REIT  1,048 254
Brixmor Property Group, REIT  44,040 1,227
Getty Realty, REIT (1) 11,622 370
InvenTrust Properties, REIT  2,744 78
Kite Realty Group Trust, REIT  26,325 699
Macerich, REIT  28,354 517
NNN REIT, REIT  23,243 1,127
Phillips Edison, REIT  12,370 467
Retail Opportunity Investments, REIT  4,973 78
Saul Centers, REIT  6,819 286
SITE Centers, REIT  8,444 511
Tanger, REIT  14,049 466
Urban Edge Properties, REIT  26,700 571
8,124
Specialized Real Estate Investment Trusts  0.9%
CubeSmart, REIT  36,436 1,961
EPR Properties, REIT  6,521 320
Four Corners Property Trust, REIT  6,401 188
Gaming & Leisure Properties, REIT  37,705 1,940
Gladstone Land, REIT  13,309 185
Global Self Storage, REIT  33,399 174
Lamar Advertising, Class A, REIT  14,243 1,903
National Storage Affiliates Trust, REIT  8,516 410
Outfront Media, REIT  15,700 289
PotlatchDeltic, REIT  8,080 364
Rayonier, REIT  24,063 774
Safehold, REIT  8,208 215
Uniti Group, REIT  35,100 198
8,921
Total Real Estate 57,701
UTILITIES  1.7%
Electric Utilities  0.5%
ALLETE  7,155 459
Avangrid  2,791 100
Genie Energy, Class B  7,486 122
Hawaiian Electric Industries  17,031 165

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IDACORP  7,009 723
MGE Energy  7,128 652
OGE Energy  29,828 1,223
Otter Tail (1) 6,824 533
Portland General Electric  10,262 491
TXNM Energy  9,982 437
4,905
Gas Utilities  0.5%
Chesapeake Utilities  4,288 533
National Fuel Gas  12,139 736
New Jersey Resources  13,704 647
Northwest Natural Holding  10,145 414
ONE Gas  8,767 652
RGC Resources  8,179 185
Southwest Gas Holdings  8,070 595
Spire  4,310 290
UGI  24,992 625
4,677
Independent Power & Renewable Electricity
Producers  0.2%
Clearway Energy, Class C  7,693 236
Montauk Renewables (1)(2) 24,100 126
Ormat Technologies  7,590 584
Spruce Power Holding (1)(2) 19,162 54
Sunnova Energy International (1)(2) 20,600 201
Talen Energy (2) 5,551 989
2,190
Multi-Utilities  0.2%
Avista  10,850 420
Black Hills  8,110 496
Northwestern Energy Group  8,468 484
Unitil  5,708 346
1,746
Water Utilities  0.3%
American States Water  6,799 566
California Water Service Group  9,614 521
Essential Utilities  31,916 1,231
Middlesex Water  6,354 415

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SJW Group  4,960 288
3,021
Total Utilities 16,539
Total Common Stocks (Cost $589,676) 980,684
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 4.97% (4)(5) 5,312,487 5,312
5,312
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 4.688%, 3/13/25 (6) 400,000 393
U.S. Treasury Bills, 5.159%, 10/29/24 (6) 10,000 10
U.S. Treasury Bills, 5.263%, 10/17/24 (6) 30,000 30
433
Total Short-Term Investments (Cost $5,744) 5,745
SECURITIES LENDING COLLATERAL  4.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 4.9%
Money Market Funds 4.9%
T. Rowe Price Government Reserve Fund, 4.97% (4)(5) 48,442,397 48,442
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 48,442
Total Securities Lending Collateral (Cost $48,442) 48,442
Total Investments in Securities  105.0%
(Cost $643,862) $ 1,034,871
Other Assets Less Liabilities (5.0)% (48,882)
Net Assets 100.0% $ 985,989
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2024.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies

T. ROWE PRICE Extended Equity Market Index Fund

.
.
.
.
.
.
.
.
.
.
(6) At September 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 37 Russell 2000 E-Mini Index contracts 12/24 4,161 $ 98
Long, 5 S&P 400 E-Mini MidCap Index contracts 12/24 1,574 42
Net payments (receipts) of variation margin to date (130)
Variation margin receivable (payable) on open futures contracts $ 10

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 167++
Totals $ —# $ — $ 167+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 57,881  ¤  ¤ $ 53,754
Total $ 53,754^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $167 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $53,754.

T. ROWE PRICE Extended Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Extended Equity Market Index Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Extended Equity Market Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE Extended Equity Market Index Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 980,674 $ 9 $ 1 $ 980,684
Short-Term Investments 5,312 433 — 5,745
Securities Lending Collateral 48,442 — — 48,442
Total Securities 1,034,428 442 1 1,034,871
Futures Contracts* 140 — — 140
Total $ 1,034,568 $ 442 $ 1 $ 1,035,011
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Extended Equity Market Index Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F124-054Q3 09/24